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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY
14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:        December 31, 2000


Check here if Amendment                [X]  Amendment Number :           1
This Amendment (Check only one.):      [ ]  is a restatement            ---
                                       [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Management, LLC
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Address:   712 Fifth Avenue, 42nd Floor
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           New York, NY 10019
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Form 13F File Number:         28-06339
                              -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           ----------------------------------------
Title:     Managing Member of the General Partner
           ----------------------------------------
Phone:     212-457-8010
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Signature, Place, and Date of Signing:

 /s/ SCOTT A. BOMMER                  New York, NY           August 30, 2002
-------------------------           ----------------    ------------------------
       (Signature)                   (City, State)               (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-06341 SAB Capital Advisors, LLC